Performance obligations and remaining performance obligations (Details) ₨ in Thousands	Mar. 31, 2024 INR (₨)
Within One Year [Member]
Statement [Line Items]
Transaction price allocated to remaining performance obligations	₨ 1,367,569
One To Three Years [Member]
Statement [Line Items]
Transaction price allocated to remaining performance obligations	393,218
More Than Three Years [Member]
Statement [Line Items]
Transaction price allocated to remaining performance obligations	₨ 3,376,573